Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayments and Other Current Assets, Net [Abstract]
Input value-added tax to be deducted	¥ 258,650		¥ 184,061
Interest receivable	174,333		129,989
Prepayments to vendors and content providers	154,207		196,466
Prepayments to third-party payment platform	12,522		8,710
Loan to a third party	12,247		12,850
Receivables from the exercise of vested share options and individual income tax paid on behalf of employees related to share-based awards	7,885		45,217
Prepayment of income tax	6,001		78,101
Others	11,380		9,574
Less: expected credit loss provision	0		(23)
Total	¥ 637,225	$ 92,389	¥ 664,945